Other Income	6 Months Ended
Jun. 30, 2026
Other Income
Other Income

14. Other Income

	Six month period
	ended June 30,
	2026	2025
	€1,000	€1,000

Grant income	—	380
Total	—	380

In January, 2024, the Company entered into an agreement with the RSRT that focuses on the design and development of editing oligonucleotides using the Company’s Axiomer technology platform targeting the transcription factor Methyl CpG binding protein 2 and correcting mutations of interest. Under the agreement, RSRT awarded the Company up to € 1,015,000 as a research grant for the initial phase of the project that was received during 2024. Of this grant € 380,000 was recognized as other income during the six month period ended June 30, 2025 and the balance was recorded as deferred income. As at December 31, 2025 work under this agreement has been completed. Therefore, the remaining other income related to this agreement was recognized in 2025.

In December 2024, the Company expanded partnership with RSRT to include an additional $ 8,150,000 in funding from the RSRT to support the advancement of the selected candidates into clinical trials. As at June 30, 2026 no amounts have been received under this agreement and the work has not yet commenced.

Grants are recognized in other income in the same period in which the related R&D costs are recognized.